COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12      -     COMMITMENTS AND CONTINGENCIES
The Company is obligated under certain agreements with its suppliers to purchase specified items of inventory which are expected to be utilized during the years 2022-2026. As of December 31, 2021, non-cancelable purchase obligations were approximately $190,000.